Share capital and other reserves - Allotted, called up and fully paid shares (Details)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 $ / shares
Share capital and reserves
Number of shares allotted, called up and fully paid shares		221,249,244	214,211,021
Share capital | £		£ 16,681	£ 15,952
Ordinary Share
Share capital and reserves
Number of shares authorized		500,000,000
Par value per share | $ / shares	$ 0.0001			$ 0.0001
Number of shares allotted, called up and fully paid shares		221,249,244	214,211,021
Share capital | £		£ 16,681	£ 15,952